UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spruce Private Investors, LLC
Address: One Stamford Plaza
         263 Tresser Boulevard, 15th Floor
         Stamford, CT  06901

13F File Number:  028-14739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bastone
Title:     Chief Operating Officer
Phone:     203 428-2600

Signature, Place, and Date of Signing:

 /s/  Robert Bastone     Stamford, CT     October 05, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $419,443 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES TR                     BARCLYS 7-10 YR  464287440     2195    20795 SH       SOLE                    12210        0     8585
ISHARES TR                     HIGH YLD CORP    464288513     9826   109876 SH       SOLE                    64351        0    45525
JPMORGAN CHASE & CO            ALERIAN ML ETN   46625H365     2352    60351 SH       SOLE                        0        0    60351
POWERSHARES QQQ TRUST          UNIT SER 1       73935a104      595    10657 SH       SOLE                        0        0    10657
SPDR GOLD TRUST                GOLD SHS         78463v107     2060    13551 SH       SOLE                        0        0    13551
SPDR INDEX SHS FDS             S&P INTL ETF     78463x772      317     6811 SH       SOLE                        0        0     6811
SPDR S&P 500 ETF TR            TR UNIT          78462f103   137771  1097777 SH       SOLE                   514229        0   583548
SPDR SERIES TRUST              S&P DIVID ETF    78464a763     4368    81086 SH       SOLE                        0        0    81086
UBS AG JERSEY BRH              LNG SHT VIX      902641596     1572    71751 SH       SOLE                    57297        0    14454
UNITED STS COMMODITY INDEX F   COMM IDX FND     911717106     1622    27784 SH       SOLE                        0        0    27784
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835   248143  2970349 SH       SOLE                  1180877        0  1789472
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     5150    80089 SH       SOLE                        0        0    80089
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775      286     7224 SH       SOLE                        0        0     7224
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     1630    42654 SH       SOLE                        0        0    42654
WISDOMTREE TRUST               FUTRE STRAT FD   97717w125     1556    34403 SH       SOLE                    27671        0     6732